Filed Pursuant to Rule 497(c)
 Securities Act File No. 333-206240
Investment Company Act No. 811-23084

SERIES PORTFOLIOS TRUST

On behalf of Series Portfolios Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated August 28, 2018 for the Oakhurst Strategic Defined Risk Fund (the “Fund”), which was filed pursuant to Rule 497(c) on August 29, 2018 (Accession number 0000894189-18-004948).  The purpose of this filing is to submit the 497(c) filing dated August 29, 2018 in XBRL for the Funds.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE